Tax Financing Program - Summary of Outstanding Balance of Tax Debt Refinancing Program (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Tax debt refinancing program payable	R$ 618,098	R$ 888,777	R$ 760,456
Tax debt refinancing program payable, current	188,568	278,277	105,514
Tax debt refinancing program payable, Non-current	429,530	610,500	654,942
Law 11941/09 and Law 12865/2013 tax financing program
Debt Instrument [Line Items]
Tax debt refinancing program payable	514,027	638,409	756,120
REFIS II - PAES
Debt Instrument [Line Items]
Tax debt refinancing program payable		4,336	R$ 4,336
PRT (MP 766/2017)
Debt Instrument [Line Items]
Tax debt refinancing program payable	95,784	233,051
PERT (LAW 13496/2017)
Debt Instrument [Line Items]
Tax debt refinancing program payable	R$ 8,287	R$ 12,981